Equity - Narrative (Details) € in Millions		1 Months Ended		12 Months Ended
	May 10, 2021	May 31, 2021	Nov. 30, 2020	Dec. 31, 2021 EUR (€) vote shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				456,235,032	454,645,510	456,399,877
Issue of shares during the year				€ 28	€ 14	€ 26
Equity				7,210	6,025	6,156	€ 6,564
Non-controlling interests recognised relating to business combination				228
Non-controlling interest				177	0
Transactions with non-controlling interests				(73)
The Coca-Cola Company | Coca-Cola Amatil Limited
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		30.80%	30.80%
PT Coca-Cola Bottling Indonesia | TCCC
Disclosure of classes of share capital [line items]
Payment for return of capital				€ 62
PT Coca-Cola Bottling Indonesia | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		29.40%
PT Coca-Cola Bottling Indonesia | The Coca-Cola Company | Coca-Cola Amatil Limited
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	29.40%
PT Coca-Cola Bottling Indonesia | Samoa Breweries Limited
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests				6.10%
Paradise Beverages (Fiji) Group
Disclosure of classes of share capital [line items]
Consideration paid				€ 11
Restricted Stock Units and Performance Share Units
Disclosure of classes of share capital [line items]
Dividends accrued				€ 1	€ 1	€ 0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares) | shares				1,589,522	1,310,833	2,092,404
Number of shares cancelled (in shares) | shares				0	3,065,200	20,612,593
Equity				€ 5	€ 5	€ 5	5
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year				28	14	26
Equity				220	192	178	152
Merger reserves
Disclosure of classes of share capital [line items]
Equity				287	€ 287	€ 287	€ 287
Non-controlling interest
Disclosure of classes of share capital [line items]
Equity				177
Non-controlling interests recognised relating to business combination				228
Transactions with non-controlling interests				(73)
Non-controlling interest | PT Coca-Cola Bottling Indonesia | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Non-controlling interest				€ 216
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1